INCOME TAXES - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DTAs:
Policyholder reserves	$ 21.8	$ 7.8
Investments	0.3	0.5
Deferred acquisition costs	47.5	39.7
Nonadmitted	1.2	1.1
Net loss carry-forward	13.6	23.5
Tax credit carry-forward	0.9	1.8
Other (including items 5% of total ordinary tax assets)	0.6	0.5
Total gross DTAs	85.9	74.9
Nonadmitted DTAs	59.2	51.6
Admitted DTAs	26.7	23.3
DTLs:
Investments	(6.9)	(5.1)
Deferred and uncollected premium	0.0	(0.4)
Policyholder reserves	(3.2)	(3.4)
Other (including items 5% of total ordinary tax assets)	0.0	(0.1)
Total DTLs	(10.1)	(9.0)
Net admitted deferred tax assets	16.6	14.3
DTAs, Changes:
Policyholder reserves	14.0
Investments	(0.2)
Deferred acquisition costs	7.8
Nonadmitted	0.1
Net loss carry-forward	(9.9)
Tax credit carry-forward	(0.9)
Other (including items 5% of total ordinary tax assets)	0.1
Total gross DTAs	11.0
Nonadmitted DTAs	7.6
Admitted DTAs	3.4
DTLs, Changes
Investments	(1.8)
Deferred and uncollected premium	0.4
Policyholder reserves	0.2
Other (including items 5% of total ordinary tax assets)	0.1
Total DTLs	(1.1)
Net admitted (DTL)/DTA	2.3
Ordinary
DTAs:
Policyholder reserves	21.8	7.8
Investments	0.0
Deferred acquisition costs	47.5	39.7
Nonadmitted	1.2	1.1
Net loss carry-forward	11.3	21.9
Tax credit carry-forward	0.9	1.8
Other (including items 5% of total ordinary tax assets)	0.6	0.5
Total gross DTAs	83.3	72.8
Nonadmitted DTAs	56.6	49.5
Admitted DTAs	26.7	23.3
DTLs:
Investments	0.0	0.0
Deferred and uncollected premium	0.0	(0.4)
Policyholder reserves	(3.2)	(3.4)
Other (including items 5% of total ordinary tax assets)	0.0	(0.1)
Total DTLs	(3.2)	(3.9)
Net admitted deferred tax assets	23.5	19.4
DTAs, Changes:
Policyholder reserves	14.0
Investments	0.0
Deferred acquisition costs	7.8
Nonadmitted	0.1
Net loss carry-forward	(10.6)
Tax credit carry-forward	(0.9)
Other (including items 5% of total ordinary tax assets)	0.1
Total gross DTAs	10.5
Nonadmitted DTAs	7.1
Admitted DTAs	3.4
DTLs, Changes
Investments	0.0
Deferred and uncollected premium	0.4
Policyholder reserves	0.2
Other (including items 5% of total ordinary tax assets)	0.1
Total DTLs	0.7
Net admitted (DTL)/DTA	4.1
Capital
DTAs:
Policyholder reserves	0.0	0.0
Investments	0.3	0.5
Deferred acquisition costs	0.0	0.0
Nonadmitted	0.0	0.0
Net loss carry-forward	2.3	1.6
Tax credit carry-forward	0.0	0.0
Other (including items 5% of total ordinary tax assets)	0.0	0.0
Total gross DTAs	2.6	2.1
Nonadmitted DTAs	2.6	2.1
Admitted DTAs	0.0	0.0
DTLs:
Investments	(6.9)	(5.1)
Deferred and uncollected premium	0.0	0.0
Policyholder reserves	0.0	0.0
Other (including items 5% of total ordinary tax assets)	0.0	0.0
Total DTLs	(6.9)	(5.1)
Net admitted deferred tax liabilities	(6.9)	$ (5.1)
DTAs, Changes:
Policyholder reserves	0.0
Investments	(0.2)
Deferred acquisition costs	0.0
Nonadmitted	0.0
Net loss carry-forward	0.7
Tax credit carry-forward	0.0
Other (including items 5% of total ordinary tax assets)	0.0
Total gross DTAs	0.5
Nonadmitted DTAs	0.5
Admitted DTAs	0.0
DTLs, Changes
Investments	(1.8)
Deferred and uncollected premium	0.0
Policyholder reserves	0.0
Other (including items 5% of total ordinary tax assets)	0.0
Total DTLs	(1.8)
Net admitted (DTL)/DTA	$ (1.8)